Consolidated Statements Of Stockholders' Deficit And Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2007	$ 7	$ (10,197)	$ 36,209	$ 811	$ (64,444)	$ (37,614)
Balance, shares at Dec. 31, 2007	7,436,002	(1,511,827)
Exercise of stock options and warrants			145			145
Exercise of stock options and warrants, shares	64,156
Stock-based compensation			14,537			14,537
Issuance of common shares for acquisitions			899			899
Issuance of common shares for acquisitions, shares	163,000
Repurchase of common stock and stock options		(1,762)	(7,261)			(9,023)
Repurchase of common stock and stock options, shares		(263,813)
Accretion of redeemable convertible preferred stock					(15,639)	(15,639)
Comprehensive loss:
Foreign currency translation				(951)		(951)
Net loss					(48,976)	(48,976)
Total comprehensive loss						(49,927)
Balance at Dec. 31, 2008	7	(11,959)	44,529	(140)	(129,059)	(96,622)
Balance, shares at Dec. 31, 2008	7,663,158	(1,775,640)
Exercise of stock options and warrants			516			516
Exercise of stock options and warrants, shares	270,963
Stock-based compensation			11,240			11,240
Issuance of common shares for acquisitions			421			421
Issuance of common shares for acquisitions, shares	192,500
Accretion of redeemable convertible preferred stock					(25,774)	(25,774)
Comprehensive loss:
Foreign currency translation				6,735		6,735
Net loss					(37,859)	(37,859)
Total comprehensive loss						(31,124)
Balance at Dec. 31, 2009	7	(11,959)	56,706	6,595	(192,692)	(141,343)
Balance, shares at Dec. 31, 2009	8,126,621	(1,775,640)
Exercise of stock options and warrants	2		1,466			1,468
Exercise of stock options and warrants, shares	1,338,105
Stock-based compensation			5,348			5,348
Issuance of common shares for acquisitions			1,070			1,070
Issuance of common shares for acquisitions, shares	290,628
Issuance of warrants			634			634
Accretion of redeemable convertible preferred stock					(28,157)	(28,157)
Comprehensive loss:
Foreign currency translation				2,271		2,271
Net loss					(27,272)	(27,272)
Total comprehensive loss						(25,001)
Balance at Dec. 31, 2010	$ 9	$ (11,959)	$ 65,224	$ 8,866	$ (248,121)	$ (185,981)
Balance, shares at Dec. 31, 2010	9,755,354	(1,775,640)